Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 10,320
Property, plant and equipment at end of period	9,463	$ 10,320
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	111,123
Additions	856
Property, plant and equipment at end of period	111,979	111,123
Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	100,803	97,835
Charge for the year	1,713	2,968
Property, plant and equipment at end of period	102,516	100,803
Motor vehicles [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	636
Property, plant and equipment at end of period	492	636
Motor vehicles [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	20,330
Additions	0
Property, plant and equipment at end of period	20,330	20,330
Motor vehicles [Member] | Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	19,694	19,422
Charge for the year	144	272
Property, plant and equipment at end of period	19,838	19,694
Computer equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,530
Property, plant and equipment at end of period	2,038	1,530
Computer equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	28,809
Additions	856
Property, plant and equipment at end of period	29,665	28,809
Computer equipment [Member] | Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	27,279	25,619
Charge for the year	348	660
Property, plant and equipment at end of period	27,627	27,279
Exploration and office equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	8,154
Property, plant and equipment at end of period	6,933	8,154
Exploration and office equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	61,984
Additions	0
Property, plant and equipment at end of period	61,984	61,984
Exploration and office equipment [Member] | Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	53,830	51,794
Charge for the year	1,221	2,036
Property, plant and equipment at end of period	$ 55,051	$ 53,830